Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

8. Leases

As of December 31, 2023, the Company had the following non-cancellable lease contract.

Description of the lease	Lease term
Office premises	3 to 5 years

(a)	Amount recognized in the consolidated balance sheet:
	2023	2022
	In thousands of USD
Right-of-use assets	$129	$202
Lease liabilities, current	95	88
Lease liabilities, non-current	34	184
Total operating lease liabilities	$129	$272

(b) A summary of lease cost recognized in the Company’ consolidated statements of operations is as follows:

	2023	2022
	In thousands of USD
Amortization of right-of-use assets	$92	$72
Interest of lease liabilities	$6	$6

Maturity analysis of operating lease liability as of December 31, 2023 is as follows:

Operating lease payment	In thousands of USD
Within one year	98
One to three years	35
Total future minimum lease payments	$133
Less: imputed interest	(4)
Total	129